FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT

Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and cash flow interest rate risk), credit risk and liquidity risk. The Group's risk management plan focuses on the uncertainty of the financial markets seeking to minimize potential negative impacts on the Group’s financial performances. Group’s risk management is carried out under policies approved by senior management. This policy relates to management of foreign exchange risks, market risks and cash management risks.

1) Market risks:

a) Foreign exchange risks

The Group operates internationally and is exposed to fluctuations in exchange rates of various currencies, primarily with respect to the exchange rates of the NIS, Euro, GPB and AUD against the US Dollar.

Foreign exchange risks arise from commercial transactions, assets or liabilities, or net investments in foreign operations which are denominated in a currency which is not the entity’s functional currency.

Foreign exchange risks arise when future commercial transactions or recognized assets and liabilities are denominated in a currency which is not the entity’s functional currency.

The following table presents a sensitivity test as of December 31, 2022, 2021 and 2020 to reasonably possible changes in the exchange rates, when all other variables remain unchanged. The impact on pre-tax income of the Group is due to changes in financial assets and liabilities.

		Sensitivity test for changes in exchange rate
Foreign currency	Years	Income (loss) from change
		10% increase in exchange rate	10% decrease in exchange rate
		USD in thousands
NIS	2022	(2,168)	2,168
	2021	1,408	(1,408)
	2020	(2,777)	2,777
EUR	2022	1,288	(1,288)
	2021	788	(788)
	2020	126	(126)
GPB	2022	713	(713)
	2021	824	(824)
	2020	167	(167)
AUD	2022	201	(201)
	2021	184	(184)
	2020	89	(89)

b) Risk in respect of interest rate change

Risks related to interest rates stem from changes in interest rates, which may have an adverse effect on the Group’s net income or cash flows. Changes in interest rates trigger changes in the Group’s interest income and expenses in respect of interest-bearing assets and liabilities.

The Company does not have material assets or liabilities bearing variable interest, as it has only loans from an Israeli bank which have the Prime interest's impact, which the effect of possible changes in Prime rate with that respect is immaterial. Therefore, the Group’s revenues and operating cash flows are not materially impacted from changes in market interest rates.

2) Credit risks

Credit risk is managed on a Group level. Credit risks arise mainly from cash and cash equivalents, bank deposits and credit exposures to receivables. The Group carries out a risk assessment by assessing the credit quality of each customer, taking into account the customer's financial position, past experience and other factors. The Group settles the processing fee before remitting funds to the customers.

Based on the above, the loss balance for trade receivables as of December 31, 2022 and 2021 was determined as follows:

December 31, 2022	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	17,361	1,439	1,818	9,226	29,844
Less – provision of allowance for credit loss	-	-	-	(2,432)	(2,432)
Trade receivable	17,361	1,439	1,818	6,794	27,412

December 31, 2021	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	10,590	3,259	1,025	6,013	20,887
Less – provision of allowance for credit loss	-	-	-	(1,549)	(1,549)
Trade receivable	10,590	3,259	1,025	4,464	19,338

Most of the Group’s cash and cash equivalents as of December 31, 2022 and 2021 were deposited with Israeli, European and American banks.

In the opinion of the Group, the credit risk arising from those balances with banks is low.

In respect of the processing activity, the Group has a restricted cash balance for transfer to customers and is also entitled to receive proceeds from international processing companies. In the opinion of the Group, the credit risk arising from the balances with those processing companies is low.

3) Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and credit facilities to fund operations. In view of the dynamic nature of its business activity, the Group maintains financing flexibility through maintaining the availability of credit facilities from banks, loans from shareholders and investments in share capital.

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts presented in the table represent undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2022:
Short-term loans	7,874	-	-	-	7,874
Long-term bank loans	1,136	1,515	-	-	2,651
Long-term loans from others	3,917	3,699	-	-	7,616
Liability in respect of purchase of servers	193	177	-	-	370
Lease liabilities	2,402	2,392	3,400	483	8,677
Payables in respect of processing activity	63,336	-	-	-	63,336
Trade payables	14,574	-	-	-	14,574
Other payables	17,229	-	-	-	17,229
Total	110,661	7,783	3,400	483	122,327

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2021:
Long-term bank loans	2,547	1,286	1,714	-	5,547
Long-term loans from others	3,069	231	-	-	3,300
Liability in respect of purchase of servers	322	218	193	-	733
Lease liabilities	1,924	1,525	4,024	293	7,766
Payables in respect of processing activity	42,826	-	-	-	42,826
Trade payables	9,136	-	-	-	9,136
Other payables	10,718	-	-	-	10,718
Total	70,542	3,260	5,931	293	80,026

Group Management periodically reviews the ratio between future cash flows that will arise from maturities of its liabilities and the future cash flows that will arise from maturities of its financial assets; where necessary, the Group changes its liability mix and the timing of their maturity.

4) Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stockholders and to maintain an optimal capital structure to reduce the cost of capital.

From time to time the Group assesses, as applicable, the need to raise funds from external investors.

Changes in financial liabilities, the cash flows in respect of which are classified as cash flows from financing activities:

	Short-term credit	Long-term bank loans	Loans from others	Lease liabilities	Other liabilities	Total
	US Dollars in thousands
Balance at January 1 2022	-	5,166	3,220	6,895	721	16,002

Changes in 2022:
Liabilities added in respect of new leases	-	-	-	2,014	-	2,014
Other liabilities added in respect of long-term loans and short-term credit from banks	5,874	-	6,908	-	-	12,782
Liabilities added in respect of acquisitions	2,000	-	-	1,696	-	3,696
Cash flows paid	-	(2,282)	(2,577)	(2,146)	(288)	(7,293)
Amounts recognized in profit or loss and other changes	(190)	(388)	(184)	(309)	(71)	(1,142)
Balance at December 31 2022:	7,684	2,496	7,367	8,150	362	26,059

Balance at January 1 2021	11,589	7,329	5,703	6,474	994	32,089

Changes in 2021:
Liabilities added in respect of new leases	-	-	-	1,428	-	1,428
Cash flows paid	(11,393)	(1,971)	(2,175)	(1,406)	(295)	(17,240)
Amounts recognized in profit or loss and other changes	(196)	(192)	(308)	399	22	(275)
Balance at December 31 2021:	-	5,166	3,220	6,895	721	16,002

Balance at January 1 2020	8,030	3,253	2,328	5,905	632	20,148

Changes in 2020:
Liabilities added in respect of new leases	-	-	-	1,235	-	1,235
Other liabilities added in respect of suppliers of property, plant and equipment	-	-	-	-	575	575
Cash flows received	2,976	4,734	3,804	-	-	11,514
Cash flows paid	-	(1,003)	(920)	(1,498)	(280)	(3,370)
Amounts recognized in profit or loss	583	345	491	832	67	1,987
Balance at December 31 2020:	11,589	7,329	5,703	6,474	994	32,089